Ropes & Gray LLP

Three Embarcadero Center

San Francisco, CA 94111-4006

March 4, 2016

VIA EDGAR Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549-1090	Colleen Bathen Meyer T +1 415 315 6366 F +1 415 315 4819 colleen.meyer@ropesgray.com

Re:                             Schroder Series Trust (the “Trust”) (File Nos. 33-65632; 811-7840)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the undersigned has been authorized by the Trust to submit this filing in lieu of a filing under Rule 497(c) under the Securities Act, and to certify that the definitive form of Statement of Additional Information dated March 1, 2016, for all series of the Trust, do not differ from those contained in the Trust’s most recent amendment to its registration statement, which was filed electronically with the Securities and Exchange Commission on February 25, 2016 pursuant to Rule 485(b) under the Securities Act.

Please contact me at (415) 315-6366 with any questions or comments regarding this matter.

Kind regards,

/s/ Colleen B. Meyer, Esq.

Colleen B. Meyer, Esq.